Restatement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restatement [Line Items]
Financial expenses	$ 3,863,014
Long-term investment
Loss of impairment on investments	2,959,443
General and administrative expenses	551,132
Additional paid-in capital	576,820,410	208,989,097
Accrued expenses and other current liabilities	34,815
Accounts payable	4,911,590	8,106,757
Accrued expenses	376,964
Other income (expenses)	266,775	(318,392)	$ (413,217)
Property and equipment	1,657,466	33,476
Research and development expenses	15,900,139	$ 724,700	$ 1,860,923
Previously Reported [Member]
Restatement [Line Items]
Financial expenses
Long-term investment	2,887,272
Loss of impairment on investments
Additional paid-in capital	576,270,758
Accounts payable	4,955,086
Other income (expenses)	(164,195)
Property and equipment	1,705,339
Research and development expenses	15,831,686
Revision of Prior Period, Adjustment [Member]
Restatement [Line Items]
Financial expenses	3,863,014
Long-term investment	(2,887,272)
Loss of impairment on investments	2,959,443
General and administrative expenses	49,070
Additional paid-in capital	549,652
Accounts payable	(43,496)
Other income (expenses)	430,970
Property and equipment	(47,873)
Research and development expenses	$ 68,453